Capstone Church Capital Fund, Inc.
3700 W. Sam Houston Parkway South
Suite 250
Houston, Texas 77042

February 1, 2012

Via EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:         Capstone Church Capital Fund (“Registrant”)
File Nos. 811-21662; 333-153482

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“Securities Act”), the undersigned hereby certifies, on behalf of Registrant, that (1) the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 7 to Registrant’s registration statement on Form N-2 under the Securities Act of 1933 (Amendment No. 14 under the Investment Company Act of 1940), which was filed on January 27, 2012 and (2) the text of Post-Effective Amendment No. 7 (Amendment No. 14) was filed electronically on January 27, 2012.

If you have questions regarding this filing, please contact the undersigned at 1-800-262-6631.

Sincerely,

/s/ Edward L. Jaroski
Edward L. Jaroski,
President